BALANCE SHEET COMPONENTS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll expenses	$ 3,189	$ 823	$ 259
Accrued legal expenses	696	124
Accrued transaction costs	1,092	1,092
Other	1,174	1,103
Total accrued expenses and other current liabilities	$ 6,151	$ 3,142